CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 749,977	$ 704,153
Marketable securities	20,604	165,695
Accounts receivable, net of allowance of $11,088 and $7,309, respectively	229,830	177,030
Other current assets	156,339	112,255
Total current assets	1,156,750	1,159,133
Property and equipment, net	270,512	259,588
Goodwill	1,616,154	1,358,524
Intangible assets, net	482,904	378,107
Long-term investments	161,278	173,752
Other non-current assets	118,230	80,761
TOTAL ASSETS	3,805,828	3,409,865
LIABILITIES:
Current maturities of long-term debt	15,844
Accounts payable, trade	98,314	64,398
Deferred revenue	155,499	126,297
Accrued expenses and other current liabilities	355,232	343,490
Total current liabilities	624,889	534,185
Long-term debt, net of current maturities	580,000	95,844
Income taxes payable	479,945	450,533
Deferred income taxes	323,403	302,213
Other long-term liabilities	31,830	16,601
Redeemable noncontrolling interests	58,126	50,349
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	11,607,367	11,280,173
Accumulated deficit	(318,519)	(477,785)
Accumulated other comprehensive loss	(32,169)	(12,443)
Treasury stock 182,878,295 and 167,342,069 shares, respectively	(9,601,218)	(8,885,146)
Total IAC shareholders' equity	1,655,728	1,905,049
Noncontrolling interests	51,907	55,091
Total shareholders' equity	1,707,635	1,960,140
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,805,828	3,409,865
Common stock
SHAREHOLDERS' EQUITY:
Common stock	251	234
Class B convertible common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 16	$ 16